Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 904	$ 792	$ 306
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	8	(2)	3
Net change of the effective portion of designated cash flow hedges	(10)	3	(8)
Total comprehensive income (loss)	$ 902	$ 793	$ 301